Unaudited Interim Condensed Consolidated Statement of Changes in Equity	Number of outstanding shares shares	Share capital MYR (RM)	Share capital USD ($)	Reserves MYR (RM)	Reserves USD ($)	Retained earnings MYR (RM)	Retained earnings USD ($)	Other comprehensive income/(loss) MYR (RM)	Other comprehensive income/(loss) USD ($)	Non-controlling interests MYR (RM)	Non-controlling interests USD ($)	MYR (RM)	USD ($)
Balance at Dec. 31, 2021		RM 69,284		RM 1,704,989		RM 1,918,455						RM 3,692,728
Balance (in Shares) at Dec. 31, 2021 | shares	15,700,000
Other comprehensive income
Foreign exchange reserve				2,199								2,199
Net profit (loss) for the period						3,943,506						3,943,506
Balance at Dec. 31, 2022		69,284	$ 15,700	1,707,188	$ 386,854	5,861,961	$ 1,353,011		$ (24,672)			7,638,433	$ 1,730,893
Balance (in Shares) at Dec. 31, 2022 | shares	15,700,000
Other comprehensive income								6,360				6,360
Foreign exchange reserve				(2,199)								(2,199)
Net profit (loss) for the period						7,147,068						7,147,068
Balance at Dec. 31, 2023		69,284	15,700	1,704,989	386,375	13,009,029	2,909,598	6,360	(90,577)			14,789,662	3,221,096
Balance (in Shares) at Dec. 31, 2023 | shares	15,700,000
Foreign currency translation adjustment								2,224				2,224
Net profit (loss) for the period						(1,711,822)						(1,711,822)
Balance at Jun. 30, 2024		69,284	15,700	1,704,989	361,265	11,297,207	2,393,730	8,584	798			13,080,064	2,771,493
Balance (in Shares) at Jun. 30, 2024 | shares	15,700,000
Balance at Dec. 31, 2023		69,284	15,700	1,704,989	386,375	13,009,029	2,909,598	6,360	(90,577)			14,789,662	3,221,096
Balance (in Shares) at Dec. 31, 2023 | shares	15,700,000
Other comprehensive income								125,848				125,848	28,119
Issuance of share capital		25,551,812										25,551,812
Issuance of share capital (in Shares) | shares	1,965,289
Transaction costs of share issue		(18,195,839)										(18,195,839)
Net profit (loss) for the period						(5,150,005)						(5,150,005)	(1,150,711)
Balance at Dec. 31, 2024		7,425,257	1,659,090	1,704,989	380,961	7,859,024	1,756,010	132,208	29,540			17,121,478	3,825,601
Balance (in Shares) at Dec. 31, 2024 | shares	17,665,289
Transaction costs of share issue		(228,590)										(228,590)
Convertible securities		2,615,680										2,615,680
Convertible securities (in Shares) | shares	785,171
Non-controlling interests arising from a new subsidiary										1		1
Foreign currency translation adjustment								(270,178)				(270,178)
Net profit (loss) for the period						(1,929,598)						(1,929,598)	(458,063)
Balance at Jun. 30, 2025		RM 9,812,347	$ 2,234,635	RM 1,704,989	$ 404,745	RM 5,929,426	$ 1,407,579	RM (137,970)	$ 61,953	RM 1		RM 17,308,793	$ 4,108,912
Balance (in Shares) at Jun. 30, 2025 | shares	18,450,460